Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (1,295,163)	$ 2,208,152	$ 2,289,158
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Inventory write-down	188,268	369,512	117,807
Depreciation and amortization	238,757	221,106	330,269
Amortization of right-of-use asset	509,086	526,546	330,812
Losses/(gains) from disposal of fixed assets	2,188	5,621	(61,205)
Deferred tax (benefit)/expense	(249,892)	51,780	(17,927)
Foreign currency exchange (gains)/losses	(227,691)	(562,527)	199,759
Changes in operating assets and liabilities:
Accounts receivable	(500,747)	586,559	286,662
Inventories	(101,220)	2,028,980	(1,272,692)
Amount due from related parties		478,285	(51,421)
Prepaid expenses and other current assets	(704,610)	179,619	16,666
Operating right-of-use assets		(2,240,092)	62,343
Other non-current assets	(77,220)	41,314	19,310
Accounts payable	563,226	(2,054,385)	757,114
Advance from customers	22,060	113,383	(92,699)
Taxes payable	(340,992)	112,295	220,736
Accrued expenses and other current liabilities	(64,258)	(91,373)	117,673
Operating lease liabilities	(490,319)	1,704,248	(409,019)
Financing Lease liabilities	24
Amount due to related parties		(215,388)	78,270
Net cash (used in)/provided by operating activities	(2,528,503)	3,463,635	2,921,616
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(156,999)	(153,409)	(376,785)
Prepayment of long-term equipment and mold model	(3,639,312)
Proceed from disposal of property and equipment		10,891	199,146
Purchase of intangible asset	(29,476)	(64,364)
Net cash used in investing activities	(3,825,787)	(206,882)	(177,639)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term bank loans		136,784	107,076
Repayments of short-term bank loans		(136,784)	(107,076)
Repayments of long-term bank loans	(39,853)	(156,174)	(153,053)
Proceeds from issuance of ordinary shares, net of issuance cost of US$1.65 million	4,665,444
Payment for deferred initial public offering costs		(596,446)	(459,265)
Capital contribution by shareholder	5,000		462,469
Payment made for principal portion of financing lease liabilities	(4,322)		(7,553)
Net cash provided by/(used in) financing activities	4,626,269	(752,620)	(157,402)
Effect of exchange rate changes on cash and restricted cash	(254,847)	(72,458)	46,415
Net change in cash and restricted cash	(1,982,868)	2,431,675	2,632,990
Cash and restricted cash, beginning of the year	7,717,615	5,285,940	2,652,950
Cash and restricted cash, end of the year	5,734,747	7,717,615	5,285,940
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	(859,882)	(119,679)	(471,259)
Cash received from income tax refund		126,413	461,418
Cash paid for interest	(228)	(4,986)	(8,650)
Cash paid for operating lease	(575,014)	(601,953)	(635,499)
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	137,617	2,263,898	138,450
Cash, beginning of the year	7,708,310	5,276,432	2,642,918
Restricted cash, beginning of year	9,305	9,508	10,032
Total cash and restricted cash, beginning of year	7,717,615	5,285,940	2,652,950
Cash, end of the year	5,525,430	7,708,310	5,276,432
Restricted cash, end of year	209,317	9,305	9,508
Total cash and restricted cash, end of year	$ 5,734,747	$ 7,717,615	$ 5,285,940